Note 2 - Significant Accounting Policies: Inventory: Schedule of Inventory, Current (Tables)	9 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Inventory, Current
	December 31,	March 31,
	2013	2013
Raw materials	$-	$-
Finished goods	7,051,138	3,553,140
Work in process	-	-
Subtotal	7,051,138	3,553,140
Reserve for obsolescence	(87,908)	(89,526)
Total	$6,963,230	$3,463,614